Cultivar Etf Fund

Schedule of Investments

October 31,2023 (unaudited)

		Shares	Value
87.49%	COMMON STOCK
7.61%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A)	1,074	$133,262
	AT&T, Inc.	42,077	647,986
	Baidu, Inc. ADR(A)	1,579	165,795
	Charter Communications(A)	367	147,828
	Comcast Corp. Class A	5,847	241,423
	John Wiley & Sons, Inc.	5,899	178,563
	Meta Platforms, Inc.(A)	441	132,860
	Paramount Global	14,849	161,557
	Verizon Communications, Inc.	4,174	146,633
	Warner Bros. Discovery, Inc.(A)	6,239	62,016
			2,017,923

8.37%	CONSUMER DISCRETIONARY
	Advance Auto Parts	5,505	286,425
	Alibaba Group Holdings ADR(A)	2,269	187,283
	Amazon.com, Inc.(A)	1,067	142,007
	Domino’s Pizza, Inc.	371	125,765
	Grand Canyon Education, Inc.(A)	1,262	149,332
	Hasbro, Inc.	5,048	227,917
	Hooker Furnshings Corp.	12,063	201,693
	Kohl’s Corp.	5,786	130,474
	Monro, Inc.	6,449	160,064
	Ollie’s Bargain Outlet, Inc.(A)	1,897	146,524
	Sabre Corp.(A)	42,669	149,342
	Sleep Number Corp.(A)	3,993	64,966
	Under Armour, Inc. Class A(A)	20,176	138,206
	Whirlpool Corp.	1,054	110,206
			2,220,204

7.36%	CONSUMER STAPLES
	The Clorox Co.	1,726	203,150
	Dollar General Corp.	2,364	281,411
	Hormel Foods Corp.	6,407	208,548
	Ingredion, Inc.	5,610	524,984
	McCormick & Co.	2,306	147,353
	Tyson Foods, Inc. Class A	4,200	194,670
	Walgreens Boots Alliance, Inc.	18,644	393,016
			1,953,132

5.68%	ENERGY
	BP plc ADR	7,465	273,070
	Core Laboratories, Inc. ADR	39,146	838,507
	World Kinect Corp.	21,344	394,864
			1,506,441

13.46%	FINANCIALS
	Bank of America Corp.	5,006	131,858
	Citigroup, Inc.	12,711	501,957
	Citizens Financial Group	5,375	125,936
	Global Payments, Inc.	3,540	376,019
	Greenhill & Co., Inc.	30,204	447,321
	Independent Bank Corp.	2,755	134,444
	Lazard Ltd. ADR	12,505	347,264
	M & T Bank Corp.	2,548	287,287
	MarketAxess Holdings, Inc.	1,576	336,870
	PayPal Holdings, Inc.(A)	2,334	120,901
	S&P 500 Global, Inc.	362	126,450
	Sierra Bancorp	8,058	141,821
	Truist Financial Corp.	4,462	126,542
	Western Union Corp.	32,365	365,401
			3,570,071

6.11%	HEALTH CARE
	Abbott Laboratories	2,208	208,766
	DaVita, Inc.(A)	1,877	144,961
	Fresenius Medical Care AG ADR	16,119	268,059
	Illumina, Inc.(A)	860	94,101
	Inogen, Inc.(A)	18,479	82,601
	Medtronic plc ADR	2,847	200,884
	Perrigo Co. plc ADR	9,391	259,567
	Veeva Systems, Inc.(A)	1,022	196,950
	Zoetis, Inc.	1,048	164,536
			1,620,425

8.46%	INDUSTRIALS
	3M Co.	1,181	107,412
	Healthcare Services Group(A)	61,166	581,077
	John Bean Technologies Co.	1,343	139,699
	Proto Labs, Inc.(A)	30,494	719,963
	Southwest Airlines Co.	16,598	368,974
	Steelcase, Inc.	29,927	326,504
			2,243,629

7.93%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	276	146,849
	Advanced Micro Devices(A)	1,184	116,624
	Ansys, Inc.(A)	967	269,077
	Auto Desk(A)	664	131,226
	Cognizant Tech Solutions	2,035	131,196
	Intel Corp.	11,291	412,122
	Microchip Technology, Inc.	2,627	187,279
	Qorvo, Inc.(A)	2,551	223,008
	Salesforce, Inc.(A)	678	136,163
	Skyworks Solutions, Inc.	2,485	215,549
	Tyler Technologies, Inc.(A)	363	135,363
			2,104,456

12.47%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	7,793	365,570
	Barrick Gold Corp. ADR	31,693	506,454
	Celanese Corp. Series A	1,124	128,709
	Compañia de Minas Buenaventura ADR	16,807	136,137
	Compass Minerals International, Inc.	4,183	103,069
	First Majestic Silver Corp. ADR	67,854	349,448
	Fortuna Silver Mines, Inc. ADR(A)	41,097	115,483
	International Paper	4,918	165,884
	Kinross Gold Corp. ADR	35,692	185,955
	Newmont Goldcorp Corp.	14,432	540,767
	Pan American Silver Corp ADR	19,935	291,250
	Schnitzer Steel Industries, Inc.	4,645	105,488
	Trinseo plc ADR	10,046	62,185
	WestRock Co.	7,057	253,558
			3,309,957

4.57%	REAL ESTATE
	Crown Castle, Inc.	1,297	120,595
	Douglas Emmett, Inc.	19,242	215,703
	Empire State Realty Trust	22,805	184,492
	Highwoods Properties, Inc.	5,472	97,894
	Kilroy Realty Corp	5,406	154,503
	LTC Properties, Inc.	4,334	136,998
	National Health Investors, Inc.	3,840	192,154
	Piedmont Office Realty Trust, Inc.	21,351	111,239
			1,213,578

5.47%	UTILITIES
	Duke Energy Corp.	1,558	138,491
	Eversource Energy	3,417	183,800
	IDACORP, Inc.	1,490	141,118
	Nextera Energy, Inc.	5,349	311,847
	Northwest Natural Holding Co.	12,922	474,367
	Portland General Electric	5,072	202,981
			1,452,604

87.48%	TOTAL COMMON STOCK		23,212,420

5.33%	DEBT SECURITIES
5.33%	TREASURIES
	United States Treasury 05/15/50 1.25%	1,151,000	506,091
	United States Treasury 08/15/50 1.375%	1,071,000	487,322
	United States Treasury 8/15/49 2.25%	722,000	421,510

5.33%	TOTAL TREASURIES		1,414,923

5.33%	TOTAL DEBT SECURITIES		1,414,923

92.82%	TOTAL INVESTMENTS		24,627,343

7.18%	Assets net of liabilities		1,905,713
100.00%	NET ASSETS		$26,533,056

(A)Non-income producing

See Notes to Schedule of Investments

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock	$23,212,420	$—	$—	$23,212,420
US Treasury Bonds	1,414,923			1,414,923
Total Investments	$24,627,343	$—	$—	$24,627,343

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2023.

At October 31, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $29,121,938 and the related tax-base net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$886,096
Gross unrealized depreciation	(5,380,691)
Net unrealized appreciation	$(4,494,595)